Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income/(loss) before income tax	$ (28,898)	$ (23,017)	$ (9,855)
Switzerland
Income/(loss) before income tax	(15,723)	(19,179)	(11,428)
Foreign
Income/(loss) before income tax	(6,621)	(3,838)	(4,989)
Discontinued Operations
Income/(loss) before income tax	$ 0	$ 0	$ 6,562